Property and Equipment, Net (Details) - EQRx, INC. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 900,000	$ 69,800
Depreciation expense			$ 300,000